Commitments and Contingencies (Details) - USD ($)				1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 01, 2024	Nov. 15, 2023	Sep. 05, 2023	Aug. 31, 2024	Oct. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies [Line Items]
Accrued amount						$ 750,000		$ 750,000
Common stock shares issue (in Shares)				750,000	1,000,000
Common stock market value				$ 100,800							$ 6,000
Consulting fee				$ 245,712
Revenue derived days				10 years
Research and development expenses				$ 100,800		172,047	$ 34,498	286,591	$ 428,708	$ 436,398	$ 113,245
Obligated to make monthly payments		$ 8,750
Payment obligations for services, equity or debt financing benchmark										750,000
Accrued amount in cash										$ 750,000
Dr. Hausman [Member]
Commitments and Contingencies [Line Items]
Monthly payment			$ 5,000
Percentage of gross sales revenues										10.00%
Mr. Terwilliger [Member]
Commitments and Contingencies [Line Items]
Monthly payment			5,000
Percentage of gross sales revenues										10.00%
CFO Agreement [Member]
Commitments and Contingencies [Line Items]
Monthly payments		$ 8,750
Fund raisesed								750,000
Financial Advisory Services Agreement [Member]
Commitments and Contingencies [Line Items]
Accrued amount						$ 750,000		750,000
Hausman [Member]
Commitments and Contingencies [Line Items]
Monthly payments			$ 5,000
Gross sales revenues			10.00%
Royalty percentage				5.00%
Royalty payable percentage				2.50%
Hausman [Member] | Chief Science Officer Agreement [Member]
Commitments and Contingencies [Line Items]
Monthly payments	$ 5,000							8,750
Gross sales revenues	10.00%
Fund raisesed								750,000
Hausman [Member] | Consulting Agreement [Member]
Commitments and Contingencies [Line Items]
Monthly payments			$ 5,000
Gross sales revenues			10.00%
Hausman [Member] | Maximum [Member] | Chief Science Officer Agreement [Member]
Commitments and Contingencies [Line Items]
Fund raisesed								750,000
Mr. Terwilliger [Member]
Commitments and Contingencies [Line Items]
Monthly payments			$ 5,000
Gross sales revenues			10.00%
Reyes [Member]
Commitments and Contingencies [Line Items]
Fund raisesed								750,000
Reyes [Member] | Chief Operating Officer [Member]
Commitments and Contingencies [Line Items]
Monthly payments								$ 8,750
Dr. Marvin Hausman and Nova Mentis Life Sciences Corp., [Member]
Commitments and Contingencies [Line Items]
Royalty percentage				5.00%
Royalty payable percentage				2.50%
Revenue derived days				10 years